Asset Impairment, Restructuring and Other Special Charges - Total Charges Related to Asset Impairment, Restructuring and Other Special Charges (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash expense:
Severance	$ (2.8)	$ 62.1	$ 162.0	$ 42.1	$ 59.5
Integration and other	10.5	75.1	90.3	154.8	140.8
Exit costs	11.2	24.3	31.8	13.2	5.5
Total cash expense	18.9	161.5
Non-cash expense
Asset impairment	63.9	43.8	110.6	98.3	57.5
Total non-cash expense	63.9	43.8
Gain on sale of fixed assets	0.0	(16.0)	(19.6)
Total cash expense	$ 82.8	$ 189.3	$ 375.1	$ 308.4	$ 263.3